Related Party Transactions - Related Party Balances Included in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties-current:	$ 7,338	$ 6,555
Due from related parties non-current:	15,348	15,821
Equity investment	92,281	0
Due to related parties-current :	481	366
Kamsarmax pool
Related Party Transaction [Line Items]
Due from related parties-current:	4,017	3,977
Due from related parties non-current:	4,806	5,080
Ultramax pool
Related Party Transaction [Line Items]
Due from related parties-current:	3,321	2,578
Due from related parties non-current:	10,542	10,741
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity investment	92,281	0
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Due to related parties-current :	8		$ 0
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Due to related parties-current :	116	69
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Due to related parties-current :	$ 357	$ 297